Transamerica International Stock

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Australia - 6.7%
Austal, Ltd.	159,218	$ 375,970
BHP Group, Ltd. (A)	16,442	432,899
Coles Group, Ltd.	111,084	1,440,171
CSL, Ltd.	3,783	735,804
Fortescue Metals Group, Ltd.	86,332	1,074,592
Northern Star Resources, Ltd.	63,892	725,157
Resolute Mining, Ltd. (B)	287,671	274,897
Sandfire Resources, Ltd.	105,987	360,212
Sonic Healthcare, Ltd.	20,331	465,470

		5,885,172

Austria - 0.7%
ams AG (B)	37,523	631,160

Belgium - 0.8%
Euronav NV	41,201	399,337
UCB SA	2,455	315,447

		714,784

Denmark - 2.9%
Carlsberg A/S, Class B	3,770	556,789
Novo Nordisk A/S, Class B	15,474	1,015,289
Royal Unibrew A/S (B)	6,297	637,053
Scandinavian Tobacco Group A/S, Class A (C)	21,769	320,185

		2,529,316

France - 8.3%
Atos SE (B)	5,852	500,399
BNP Paribas SA (B)	13,332	537,863
Cie Generale des Etablissements Michelin SCA	7,182	743,812
Constellium SE (B)	27,200	217,872
Eiffage SA (B)	8,687	759,182
Engie SA (B)	55,436	738,472
Pernod Ricard SA	2,645	454,543
Peugeot SA (B)	45,889	737,653
Sanofi	13,324	1,398,981
Societe Generale SA (B)	24,730	380,726
Vinci SA	9,737	838,015

		7,307,518

Germany - 5.8%
Allianz SE	1,781	369,512
Bayer AG	9,797	650,849
Deutsche Telekom AG	47,779	797,658
HeidelbergCement AG	10,124	561,836
Hornbach Holding AG & Co. KGaA	2,004	192,862
Merck KGaA	10,830	1,384,136
Muenchener Rueckversicherungs-Gesellschaft AG	2,041	541,015
TAG Immobilien AG (B)	22,432	589,835

		5,087,703

Hong Kong - 1.3%
CK Hutchison Holdings, Ltd.	87,000	568,092
WH Group, Ltd. (C)	602,000	535,875

		1,103,967

	Shares	Value
COMMON STOCKS (continued)
Israel - 0.9%
Teva Pharmaceutical Industries, Ltd., ADR (B)	70,400	$ 812,416

Italy - 2.4%
Enel SpA	157,005	1,438,248
Eni SpA	44,506	396,451
Leonardo SpA	47,287	303,642

		2,138,341

Japan - 28.3%
Asahi Group Holdings, Ltd.	10,500	342,257
Central Glass Co., Ltd.	17,000	307,552
Chubu Electric Power Co., Inc.	31,900	379,325
Cosmo Energy Holdings Co., Ltd.	10,000	144,886
FUJIFILM Holdings Corp.	34,600	1,547,400
Fujitsu, Ltd.	7,700	1,030,993
Hiroshima Bank, Ltd.	42,700	196,244
Hitachi, Ltd.	41,100	1,231,111
Hokkaido Electric Power Co., Inc.	53,700	207,501
Honda Motor Co., Ltd.	24,300	592,431
Hoya Corp.	8,600	848,127
ITOCHU Corp. (A)	90,700	1,988,717
Kajima Corp.	31,200	342,733
KDDI Corp.	80,000	2,543,795
Marubeni Corp.	141,400	650,994
Mitsubishi Corp.	21,000	423,145
Mitsubishi UFJ Financial Group, Inc.	179,200	671,519
Mizuho Financial Group, Inc.	312,400	380,830
NEC Corp.	39,700	2,224,213
Nichi-iko Pharmaceutical Co., Ltd.	21,100	239,566
Nippon Telegraph & Telephone Corp.	82,200	1,907,982
Nomura Holdings, Inc.	215,900	1,016,063
NTT DOCOMO, Inc.	7,800	214,743
Obayashi Corp.	31,700	283,030
Ricoh Co., Ltd.	53,700	345,815
Sawai Pharmaceutical Co., Ltd.	10,000	475,050
Sekisui House, Ltd. (A)	17,900	326,921
Sojitz Corp.	241,400	506,378
Sony Corp.	26,600	2,066,687
Sumitomo Corp.	41,300	458,832
Toyota Motor Corp.	12,400	736,113
World Co., Ltd.	19,744	232,123

		24,863,076

Netherlands - 8.3%
Akzo Nobel NV	7,767	731,841
ASM International NV	6,958	1,064,353
ASR Nederland NV	6,453	208,478
Koninklijke Ahold Delhaize NV	67,634	1,947,917
Koninklijke Philips NV (B)	13,533	699,262
NN Group NV	40,692	1,489,413
Royal Dutch Shell PLC, B Shares	33,960	476,678
Signify NV (B) (C)	21,659	649,840

		7,267,782

New Zealand - 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	9,589	226,554

Norway - 0.2%
Austevoll Seafood ASA	21,575	182,361

Singapore - 0.2%
Yanlord Land Group, Ltd.	211,000	188,086

Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA	64,917	202,133

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Iberdrola SA	82,642	$ 1,068,172
Repsol SA	19,659	155,026
Telefonica SA	97,409	407,950

		1,833,281

Sweden - 1.8%
SSAB AB, B Shares (B)	69,571	197,800
Swedish Match AB	6,075	468,071
Telefonaktiebolaget LM Ericsson, B Shares	80,802	940,137

		1,606,008

Switzerland - 10.3%
Credit Suisse Group AG	112,605	1,200,850
Nestle SA	10,812	1,285,781
Novartis AG	24,636	2,029,199
Roche Holding AG	5,977	2,070,173
STMicroelectronics NV	5,913	166,138
Swiss Life Holding AG (B)	2,064	754,272
UBS Group AG	69,460	818,293
Zurich Insurance Group AG	2,055	759,945

		9,084,651

United Kingdom - 14.0%
Anglo American PLC	20,065	485,735
AstraZeneca PLC	11,982	1,323,767
Aviva PLC	96,934	333,361
Barclays PLC	368,160	477,318
Bellway PLC	7,677	254,224
BP PLC	117,913	427,022
British American Tobacco PLC	22,132	731,425
Coca-Cola European Partners PLC	12,654	520,965
Computacenter PLC	19,922	514,603
Dialog Semiconductor PLC (B)	21,812	1,022,436
GlaxoSmithKline PLC	41,072	818,167
Halma PLC	19,896	565,122
Imperial Brands PLC	38,171	635,959
Lloyds Banking Group PLC	780,400	265,891
Persimmon PLC (B)	43,285	1,351,366
Redrow PLC	37,526	209,509
Rio Tinto PLC	12,412	755,546
Standard Chartered PLC	68,190	340,941
Tesco PLC	297,827	840,570
Vodafone Group PLC	267,718	402,340

		12,276,267

Total Common Stocks (Cost $85,474,416)		83,738,443

PREFERRED STOCKS - 1.5%
Germany - 1.5%
Draegerwerk AG & Co. KGaA, 0.00% (B) (D)	1,835	172,972
Volkswagen AG, 0.00% (B) (D)	7,698	1,126,810

Total Preferred Stocks (Cost $1,556,400)		1,299,782

EXCHANGE-TRADED FUND - 1.3%
United States - 1.3%
iShares MSCI EAFE ETF	18,440	1,144,202

Total Exchange-Traded Fund (Cost $911,651)		1,144,202

	Shares	Value
OTHER INVESTMENT COMPANY - 2.8%
Securities Lending Collateral - 2.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (D)	2,473,799	$ 2,473,799

Total Other Investment Company (Cost $2,473,799)		2,473,799

Total Investments (Cost $90,416,266)		88,656,226
Net Other Assets (Liabilities) - (0.9)%		(783,209)

Net Assets - 100.0%		$ 87,873,017

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	14.1%	$12,533,040
Metals & Mining	5.1	4,524,710
Insurance	5.0	4,455,996
IT Services	4.8	4,270,208
Food & Staples Retailing	4.8	4,228,658
Household Durables	4.8	4,208,707
Trading Companies & Distributors	4.6	4,028,066
Banks	3.9	3,453,465
Automobiles	3.6	3,193,007
Wireless Telecommunication Services	3.6	3,160,878
Diversified Telecommunication Services	3.5	3,113,590
Electric Utilities	3.5	3,093,246
Capital Markets	3.4	3,035,206
Semiconductors & Semiconductor Equipment	3.3	2,884,087
Beverages	2.8	2,511,607
Construction & Engineering	2.5	2,222,960
Tobacco	2.4	2,155,640
Food Products	2.3	2,004,017
Oil, Gas & Consumable Fuels	2.3	1,999,400
Health Care Equipment & Supplies	2.2	1,946,915
Technology Hardware, Storage & Peripherals	2.1	1,893,215
Electronic Equipment, Instruments & Components	2.0	1,796,233
International Equity Funds	1.3	1,144,202
Communications Equipment	1.1	940,137
Real Estate Management & Development	0.9	777,921
Auto Components	0.8	743,812
Multi-Utilities	0.8	738,472
Biotechnology	0.8	735,804
Chemicals	0.8	731,841
Aerospace & Defense	0.8	679,612
Electrical Equipment	0.7	649,840
Industrial Conglomerates	0.6	568,092
Construction Materials	0.6	561,836
Health Care Providers & Services	0.5	465,470
Specialty Retail	0.5	424,985
Building Products	0.4	307,552

Investments	97.2	86,182,427
Short-Term Investments	2.8	2,473,799

Total Investments	100.0%	$88,656,226

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,551,253	$82,187,190	$—	$83,738,443
Preferred Stocks	—	1,299,782	—	1,299,782
Exchange-Traded Fund	1,144,202	—	—	1,144,202
Other Investment Company	2,473,799	—	—	2,473,799

Total Investments	$5,169,254	$83,486,972	$—	$88,656,226

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,661,732, collateralized by cash collateral of $2,473,799 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $323,850. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $1,505,900, representing 1.7% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica International Stock

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 5